Financial Instruments - Schedule of Assets and Liabilities (Details) € in Thousands, $ in Thousands, $ in Thousands	Apr. 30, 2022 CAD ($)	Apr. 30, 2022 EUR (€)	Apr. 30, 2022 USD ($)	Apr. 30, 2021 CAD ($)	Apr. 30, 2020 CAD ($)
Disclosure Of Financial Instruments [Line Items]
Cash	$ 30,047			$ 41,838	$ 2,691
Investment at fair value through profit and loss	142			111
Total assets	93,494			66,959
Liabilities	$ (18,209)			$ (10,035)
Currency Risk
Disclosure Of Financial Instruments [Line Items]
Cash		€ 4,354	$ 11,671
Amounts receivable		1,453	820
Investment at fair value through profit and loss | €		111
Total assets		5,918	12,491
Accounts payable and accrued liabilities		(1,096)	(947)
Deferred acquisition payments | €		(962)
Leases		(521)	(281)
Liabilities		(2,579)	(1,228)
Net		€ 3,339	$ 11,263